Commitments and Contingencies - Future Minimum Payments Under the Non-Cancelable (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
2020	$ 74,390
2021	54,725
2022	33,885
2023	13,689
2024	4,950
Thereafter	4,100
Total	185,739
Contingent Success Fee
Other Commitments [Line Items]
Total	$ 13,880